Income Taxes (Detail Textuals) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Note [Line Items]
Percentage of effective tax rate		34.00%	34.00%
Corporate federal income tax rate	[1]	21.00%
Net adjustment in income tax expense		$ 228,000	$ 0
Statutory federal income tax rate		66.00%	25.00%
Amount of valuation allowance against allowance for loan loss		$ 88,000
Amount of valuation allowance that should be reversed			$ 44,000	$ 44,000
Deferred tax liability not recognized with respect to Federal base year reserve		1,518,000		$ 1,518,000
Deferred tax liability, unrecognized, federal base year reserve		$ 319,000
Maximum
Income Tax Note [Line Items]
Percentage of effective tax rate		35.00%

[1]	Restated